BUSINESS ACQUISITIONS - Cash Consideration Paid (Details)	Feb. 11, 2020 USD ($)	Jul. 30, 2021 USD ($)
Nuevopak Global Limited
Disclosure of detailed information about business combination [line items]
Consideration paid in cash		$ 35,402,000
Estimated fair value of contingent consideration		8,305,000
Less: cash balances acquired		742,000
Consideration transferred		$ 42,965,000
Nuevopak Global Limited | Contingent consideration | Discount rate | Level 3 of fair value hierarchy
Disclosure of detailed information about business combination [line items]
Discount rate applied on contingent consideration		0.0474
Nortech Packaging Acquisition
Disclosure of detailed information about business combination [line items]
Consideration paid in cash	$ 36,188,000
Estimated fair value of contingent consideration	10,806,000
Less: cash balances acquired	484,000
Consideration transferred	$ 46,510,000
Nortech Packaging Acquisition | Contingent consideration | Level 3 of fair value hierarchy
Disclosure of detailed information about business combination [line items]
Discount rate applied on contingent consideration, measurement period	2 years
Nortech Packaging Acquisition | Contingent consideration | Discount rate | Level 3 of fair value hierarchy
Disclosure of detailed information about business combination [line items]
Discount rate applied on contingent consideration	0.0538
Gross carrying amount | Nuevopak Global Limited
Disclosure of detailed information about business combination [line items]
Estimated fair value of contingent consideration		$ 9,000,000
Consideration transferred		$ 43,707,000
Gross carrying amount | Nortech Packaging Acquisition
Disclosure of detailed information about business combination [line items]
Estimated fair value of contingent consideration	$ 12,000,000
Consideration transferred	$ 46,994,000